Basic and diluted net income per share (Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	9,414,400	9,414,400	10,307,400
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		24,027,895	72,652,890
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		15,149,405	26,420,365
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		201,677,195	210,568,000